EQUITY (Details Narrative)			1 Months Ended				12 Months Ended
	Jul. 10, 2020 integer $ / shares shares	Sep. 03, 2019 $ / shares shares	Sep. 21, 2020 integer $ / shares shares	Sep. 15, 2020 shares	Feb. 29, 2020 integer $ / shares shares	Mar. 29, 2019 integer $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Common Stock, Shares Issued								5,229,498
Minimum [Member]
Increase In Common Stock Outstanding				101,766,666
Maximum [Member] | Certificate Of Amendment [Member]
Increase In Common Stock Outstanding				305,299,998
Stock Split, Description				3 for 1 forward stock split
Shareholders [Member]
Common Stock, Shares Issued	26,000		151,500		1,666,666		305,451,498	305,451,498	100,074,000
Number Of Shareholder | integer	2		303		2
Per Share Value | $ / shares	$ 3		$ 5		$ 3
Increase In Common Stock Outstanding	101,766,666
Founders [Member]
Common Stock No Par Value | $ / shares						$ 0	$ 0	$ 0
Common Stock, Shares Issued						100,000,000
Number Of Founders | integer						33
5 non-US shareholders [Member]
Common Stock, Shares Issued		74,000
Per Share Value | $ / shares		$ 3